OTHER INCOME, BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2018
Material income and expense [abstract]
Schedule of other income by function

Other income by function is as follows:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Coalition and loyalty program Multiplus	126,443	240,952	174,197
Tours	108,448	109,463	133,575
Aircraft leasing	78,056	103,741	65,011
Customs and warehousing	26,667	26,793	24,548
Maintenance	16,569	8,038	11,141
Duty free	3,555	6,585	17,090
Other miscellaneous income	113,020	54,317	113,186
Total	472,758	549,889	538,748